Jun. 16, 2016
Small Cap Aggressive Growth Fund
Small Cap Aggressive Growth Fund
VALIC Company I (“VC I”) Small Cap Aggressive Growth Fund (the “Fund”) Supplement dated June 16, 2016 to the Statutory Prospectus dated October 1, 2015, as supplemented and amended to date

Upon the approval of the acquisition, the following changes to the Prospectus will become effective:

In the section entitled “Fund Summary: Small Cap Aggressive Growth Fund – Performance Information,” the second paragraph is deleted and replaced with the following:

From inception through November 6, 2006, Credit Suisse Asset Management, LLC was the sub-adviser of the Fund. From November 6, 2006 through August 19, 2011, Wells Capital Management Incorporated served as sub-adviser. RS Investment Management Co. LLC (“RS Investments”) served as sub-adviser since August 22, 2011. Upon the acquisition of RS Investments on or about June 30, 2016, Victory Capital Management Inc. (“Victory Capital”) will assume sub-advisory duties for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.